Contract Liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Contract Liabilities
Schedule of contract liabilities

	December 31, 2022	December 31, 2021
Deferred revenue related to customer loyalty program	12,179,748	8,312,436
Advance from customers related to coupons and gift cards	8,573,239	5,208,549
Deferred revenue related to upfront franchise fees received from sub-franchisees	750,618	230,968
Others	618,700	377,358
	22,122,305	14,129,311

Schedule of contract liabilities - non-current

	December 31, 2022	December 31, 2021

Deferred revenue related to upfront franchise fees received from sub-franchisees	3,311,176	970,486